UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /2014

Dreyfus Research Long/Short Equity Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Research Long/Short

Equity Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Securities Sold Short
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Long/Short
Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Long/Short Equity Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Elizabeth Slover and Matthew D. Griffin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Research Long/Short Equity Fund’s Class A shares produced a total return of –1.10%, Class C shares returned –1.41%, Class I shares returned –0.94%, and ClassY shares returned –0.94.1 In comparison, the fund’s benchmark, the HFRI® Equity Hedge Index, produced a total return of 2.97% for the same period.2

Strengthening U.S. economic fundamentals drove stocks higher during the reporting period. The fund underperformed its benchmark, mainly due to shortfalls among consumer-related holdings.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.The fund employs long/short investment strategies in seeking to produce excess returns that are not tied to the direction of major equity markets over a complete market cycle, typically a period of several years.The fund also seeks to have less volatility than such markets over a complete market cycle.

We strive to add value added excess returns (“alpha”) by allocating fund assets among various global equity sectors, each managed by a separate team of research analysts. Currently, the fund invests its assets among the following global equity sectors: (1) Technology/Media/Telecommunication Services, (2) Consumer, (3) Financials, (4) Health Care, and (5) Natural Resources.We invest the fund’s assets in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. Conversely, we establish short positions in those companies in which the analysts believe there has been a negative change in the fundamental factors relating to the company or the company has become overvalued.

Economic Strength Drove Market Gains

U.S. stocks advanced during the final months of 2013 amid the release of encouraging domestic economic data, capping one of the market’s best calendar years in more than

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

a decade. January and February 2014 proved more volatile, as concerns regarding sluggish growth in the United States and economic slowdowns in the world’s emerging markets caused most broad market indices to give back some of their previous gains. However, as winter gave way to spring in the United States, steadily improving employment and consumer spending data relieved those concerns. Stocks rebounded to record levels with previously beaten down, value-oriented stocks leading the market’s advance. Despite uncertainties regarding geopolitical instability in Ukraine and the Federal Reserve Board’s stance on raising short-term interest rates, U.S. stock markets remained strong through the reporting period’s end.

Long and Short Positions Delivered Mixed Results

In an environment of heightened market volatility, particularly in January and February, stock prices were driven less by individual company fundamentals than by broad market sentiment, undermining the effectiveness of the fund’s research-intensive, bottom-up investment approach. Relative weakness was especially severe among consumer-related holdings, as several long positions suffered company-specific problems. Retailer Best Buy lost ground after reporting weaker-than-expected holiday sales, grocery chain Whole Foods Market slipped due to increasing competition in the organic foods category, and personal care products maker Avon Products declined after reporting disappointing sales and revenue. Positive results from other consumer-related long positions, such as auto parts maker Delphi Automotive and apparel makers Under Armour and Michael Kors Holdings, helped cushion these lagging results.

In the financials sector, short positions in EverBank Financial, Comerica, and Aberdeen Asset Management weighed on returns when the stocks rallied. Long positions in other financial firms, such as Voya Financial,Ameriprise Financial, andWaddell & Reed Financial, partly compensated for these disappointments.

The fund’s investments in other areas fared relatively well. In the natural resources sector, political upheaval sparked concerns about the reliability of Russian oil and gas supplies, driving the stocks of energy producers in other markets higher, including Italian energy distributor Enel, diversified energy services provider Halliburton, and construction-related materials producer Vulcan Materials. The fund also delivered strong relative performance through long positions in the health care sector, where top performers included Illumina, a developer of systems for genetic analysis;Alexion Pharmaceuticals, a biotechnology company focused on life-transforming therapeutic products; and pharmaceutical manufacturer Forest Labs, which was acquired at a premium to its stock price at the time.

Finding Opportunities Company by Company

As of the reporting period’s end, we have rebalanced the fund’s assets equally among its five global equity sectors in an effort to effectively manage sector-related risks. The fund’s long/short positioning remains weighted toward long holdings, though less heavily than at the beginning of the reporting period, reflecting a more balanced investment posture.We believe that continued U.S. economic growth could produce stock market performance driven less by macroeconomic developments and more by individual company fundamentals. Such an environment should favor the fund’s company-by-company approach.

May 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.The securities of issuers in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.

The fund may use derivative instruments, such as options, futures and options on futures and swaps.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid , and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The HFRI® Equity Hedge Index is a fund-weighted index of select hedge funds focusing on Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Long/Short Equity Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$15.49	$18.96	$14.02	$13.87
Ending value (after expenses)	$989.00	$985.90	$990.60	$990.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$15.64	$19.15	$14.16	$14.01
Ending value (after expenses)	$1,009.22	$1,005.70	$1,010.71	$1,010.86

† Expenses are equal to the fund’s annualized expense ratio of 3.14% for Class A, 3.85% for Class C, 2.84% for
Class I, and 2.81% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—70.0%	Shares		Value ($)
Automobiles & Components—.6%
Delphi Automotive	7,180	[a]	479,911
Banks—7.3%
Banco de Sabadell	200,339		680,952
CaixaBank	112,990		688,161
KeyCorp	48,830	[a]	666,041
PNC Financial Services Group	7,930	[a]	666,437
Regions Financial	64,760	[a]	656,666
Royal Bank of Scotland Group	139,700	[b]	704,774
Societe Generale	11,290		701,709
UniCredit	78,670		702,878
Wells Fargo & Co.	12,560		623,478
			6,091,096
Capital Goods—1.1%
DMG MORI SEIKI	17,750		557,273
Owens Corning	9,390	[a]	383,581
			940,854
Consumer Durables & Apparel—2.9%
Michael Kors Holdings	7,980	[a,b]	727,776
PVH	7,950	[a]	998,282
Under Armour, Cl. A	14,830	[a,b]	725,039
			2,451,097
Consumer Services—1.5%
Las Vegas Sands	8,560	[a]	677,353
Starbucks	8,710	[a]	615,100
			1,292,453
Diversified Financials—6.0%
Ameriprise Financial	5,640	[a]	629,593
Credit Suisse Group	20,680	[b]	655,810
IntercontinentalExchange Group	2,870	[a]	586,743
Morgan Stanley	23,420	[a]	724,381
Northern Trust	10,080	[a]	607,320
Santander Consumer USA Holdings	25,120	[a]	571,229
UBS	33,780	[b]	706,229
Waddell & Reed Financial, Cl. A	8,270	[a]	557,812
			5,039,117

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy—5.0%
Anadarko Petroleum	4,310	[a]	426,776
Continental Resources	3,920	[a,b]	542,998
Eni	21,400		555,486
EOG Resources	7,620	[a]	746,760
Halliburton	12,090	[a]	762,516
National Oilwell Varco	6,270	[a]	492,383
Noble Energy	8,790	[a]	630,946
			4,157,865
Food & Staples Retailing—1.0%
Costco Wholesale	7,350	[a]	850,248
Food, Beverage & Tobacco—1.7%
Coca-Cola Enterprises	15,090	[a]	685,690
Mondelez International, Cl. A	20,500	[a]	730,825
			1,416,515
Health Care Equipment &
Services—3.6%
Aetna	5,410	[a]	386,544
AmerisourceBergen	5,255	[a]	342,521
Envision Healthcare Holdings	10,860	[a]	366,959
Omnicare	6,560	[a]	388,811
St. Jude Medical	7,140	[a]	453,176
Universal Health Services, Cl. B	4,990	[a]	408,132
VCA Antech	13,050	[a,b]	399,721
WellCare Health Plans	3,580	[a,b]	241,543
			2,987,407
Insurance—2.1%
Genworth Financial, Cl. A	32,940	[a,b]	587,979
Hartford Financial Services Group	16,750	[a]	600,823
Prudential	25,710		589,705
			1,778,507
Materials—4.3%
ArcelorMittal	16,450		267,130
CRH	22,610		655,903
Dow Chemical	6,970	[a]	347,803
Eastman Chemical	5,410	[a]	471,590
LyondellBasell Industries, Cl. A	4,080	[a]	377,400

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Praxair	4,310	[a]	562,671
Rio Tinto	7,186		411,895
Vulcan Materials	8,470	[a]	546,569
			3,640,961
Media—2.5%
AMC Networks, Cl. A	9,770	[a,b]	641,596
LIN Media, Cl. A	17,680	[a,b]	414,242
Twenty-First Century Fox, Cl. A	16,390	[a]	524,808
Viacom, Cl. B	5,920	[a]	503,082
			2,083,728
Pharmaceuticals, Biotech &
Life Sciences—10.6%
Actavis	3,150	[b]	643,640
Agilent Technologies	6,200		335,048
Alexion Pharmaceuticals	2,950	[a,b]	466,690
Alkermes	7,080	[a,b]	327,521
Allergan	1,950	[a]	323,388
Auxilium Pharmaceuticals	11,320	[a,b]	254,813
Biogen Idec	1,670	[a,b]	479,490
Bristol-Myers Squibb	12,260	[a]	614,103
Endo International	6,260	[a,b]	394,036
Gilead Sciences	7,100	[a,b]	557,279
Illumina	3,540	[a,b]	480,909
Incyte	8,430	[a,b]	409,361
Intercept Pharmaceuticals	780	[b]	206,014
Isis Pharmaceuticals	6,830	[a,b]	181,746
Jazz Pharmaceuticals	3,180	[b]	428,982
Merck & Co.	9,620	[a]	563,347
Mylan	7,190	[a,b]	365,108
Perrigo Company	2,230	[a]	323,038
Regeneron Pharmaceuticals	1,440	[a,b]	427,522
Revance Therapeutics	5,420	[a]	185,798
Salix Pharmaceuticals	2,410	[a,b]	265,100
Shire, ADR	1,890		324,607
Vertex Pharmaceuticals	4,270	[a,b]	289,079
			8,846,619

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—2.2%
Dollar General	11,070	[a,b]	624,791
Kohl’s	12,390	[a]	678,848
Priceline Group	470	[a,b]	544,143
			1,847,782
Semiconductors & Semiconductor
Equipment—2.8%
Altera	18,810	[a]	611,701
Applied Materials	20,550	[a]	391,683
Avago Technologies	7,850	[a]	498,475
Micron Technology	16,640	[a,b]	434,637
Xilinx	9,170	[a]	432,732
			2,369,228
Software & Services—4.0%
Adobe Systems	6,620	[b]	408,388
Cognizant Technology Solutions, Cl. A	7,400	[a,b]	354,497
Microsoft	19,530		789,012
salesforce.com	8,970	[a,b]	463,300
Twitter	8,480		330,466
VeriFone Systems	19,770	[a,b]	661,109
VMware, Cl. A	3,640	[a,b]	336,736
			3,343,508
Technology Hardware & Equipment—5.9%
Amphenol, Cl. A	4,110	[a]	391,889
Apple	1,390		820,225
Ciena	23,912	[a,b]	472,740
EMC	30,970	[a]	799,026
Finisar	18,060	[a,b]	472,269
JDS Uniphase	50,000	[a,b]	633,500
Juniper Networks	33,370	[a,b]	823,905
SanDisk	5,800	[a]	492,826
			4,906,380
Utilities—4.9%
CenterPoint Energy	24,430	[a]	604,887
Drax Group	54,260		606,472
Enel	126,600		715,550
National Grid	50,710		719,622

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
NextEra Energy	7,300	[a]	728,905
NRG Energy	23,600	[a]	772,192
			4,147,628
Total Common Stocks
(cost $56,852,785)			58,670,904

Other Investment—27.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,716,000)	22,716,000	[c]	22,716,000

Total Investments (cost $79,568,785)	97.1%		81,386,904
Cash and Receivables (Net)	2.9%		2,459,534
Net Assets	100.0%		83,846,438

ADR—American Depository Receipts
a Held by a broker as collateral for open short positions.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investment	27.1	Semiconductors &
Pharmaceuticals,		Semiconductor Equipment	2.8
Biotech & Life Sciences	10.6	Media	2.5
Banks	7.3	Retailing	2.2
Diversified Financials	6.0	Insurance	2.1
Technology Hardware & Equipment	5.9	Food, Beverage & Tobacco	1.7
Energy	5.0	Consumer Services	1.5
Utilities	4.9	Capital Goods	1.1
Materials	4.3	Food & Staples Retailing	1.0
Software & Services	4.0	Automobiles & Components	.6
Health Care Equipment & Services	3.6
Consumer Durables & Apparel	2.9		97.1

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF SECURITIES SOLD SHORT

April 30, 2014 (Unaudited)

Common Stocks—53.0%	Shares		Value ($)
Banks—7.3%
Banco Santander	72,740		723,254
BNP Paribas	8,440		633,582
Citigroup	12,960		620,914
DNB	37,980	[a]	671,486
EverBank Financial	37,660		704,995
First Niagara Financial Group	74,080		660,794
HSBC Holding	503		5,131
Lloyds Banking Group	575,770	[a]	732,379
Raiffeisen Bank International	22,700		716,457
U.S. Bancorp	16,290		664,306
			6,133,298
Capital Goods—.6%
Rotork	11,990		524,515
Consumer Durables & Apparel—2.0%
Coach	14,880		664,392
Harman International Industries	5,230		573,260
Ralph Lauren	3,150		476,816
			1,714,468
Consumer Services—1.5%
Carnival	10,990		432,017
Chipotle Mexican Grill	860	[a]	428,710
MGM Resorts International	15,780	[a]	398,129
			1,258,856
Diversified Financials—4.5%
Ally Financial	23,260	[a]	561,729
Deutsche Bank	16,980		748,173
Franklin Resources	12,020		629,247
Goldman Sachs Group	3,830		612,111
NASDAQ OMX Group	15,880		585,972
State Street	9,570		617,839
			3,755,071

Common Stocks (continued)	Shares		Value ($)
Energy—2.3%
Atwood Oceanics	9,740	[a]	482,714
Cameco	26,250		558,731
Chevron	3,160		396,643
Rowan, Cl. A	14,830		458,544
			1,896,632
Exchange-Traded Funds—.6%
SPDR S&P Biotech ETF	3,730		480,163
Food & Staples Retailing—.7%
Sysco	16,390		597,088
Food, Beverage & Tobacco—.7%
Hershey	6,110		588,026
Health Care Equipment & Services—4.5%
Alere	9,960	[a]	332,664
Elekta, Cl. B	30,300		424,049
Hologic	22,350	[a]	469,015
Masimo	12,800	[a]	342,528
Owens & Minor	9,910		332,381
Patterson	11,920		485,144
ResMed	6,480		323,028
Sinopharm Group, Cl. H	163,200		429,379
Varian Medical Systems	4,020	[a]	319,791
WuXi PharmaTech, ADR	9,230	[a]	313,820
			3,771,799
Insurance—2.3%
ACE	6,660		681,451
AXA	22,030		573,815
Principal Financial Group	13,940		652,950
			1,908,216
Materials—3.7%
Agrium	5,730		550,481
Albemarle	8,150		546,376

The Fund 13

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
E.I. du Pont de Nemours & Co.	4,480		301,594
Greif, Cl. A	9,240		500,716
International Paper	12,010		560,267
Syngenta	1,560	[a]	617,902
			3,077,336
Media—1.8%
Omnicom Group	7,030		475,790
Thomson Reuters	15,890		574,900
Time Warner	6,430		427,338
			1,478,028
Pharmaceuticals, Biotech &
Life Sciences—5.2%
Aegerion Pharmaceuticals	7,330	[a]	324,426
Arena Pharmaceuticals	53,340	[a]	341,376
Celldex Therapeutics	22,360	[a]	335,400
H Lundbeck	11,150		324,956
Hospira	11,570	[a]	529,906
Novo Nordisk, ADR	8,200		372,198
PTC Therapeutics	20,270		396,076
Qiagen	19,540	[a]	427,926
Sangamo BioSciences	25,430	[a]	351,951
Sanofi, ADR	5,970		321,186
Seattle Genetics	8,470	[a]	325,926
Theravance	11,950	[a]	321,694
			4,373,021
Real Estate—1.2%
American Tower	6,150	[b]	513,648
Crown Castle International	7,110		517,110
			1,030,758
Retailing—3.7%
Bed Bath & Beyond	8,260	[a]	513,194
Family Dollar Stores	8,500		499,375
Gap	10,590		416,187
L Brands	10,920		591,864

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
PetSmart	9,140		618,595
The TJX Companies	7,620		443,332
			3,082,547
Semiconductors & Semiconductor
Equipment—.4%
KLA-Tencor	5,380		344,266
Software & Services—3.1%
Activision Blizzard	19,320		386,593
Autodesk	9,350	[a]	448,987
eBay	5,910	[a]	306,315
International Business Machines	2,020		396,869
SAP, ADR	5,000		404,950
Yelp	5,220	[a]	304,430
Zillow, Cl. A	3,660	[a]	397,842
			2,645,986
Technology Hardware & Equipment—1.4%
Aruba Networks	16,390	[a]	324,030
Ingenico	5,870		511,829
QUALCOMM	4,160		327,434
			1,163,293
Telecommunication Services—2.1%
AT&T	20,470		730,779
China Mobile, ADR	7,270		344,816
Verizon Communications	13,920		650,482
			1,726,077
Utilities—3.4%
Centrica	105,970		590,359
Consolidated Edison	9,340		542,000
Duke Energy	8,000		595,920
Entergy	8,450		612,625
Southern	11,670		534,836
			2,875,740
Total Common Stocks
(proceeds $44,097,108)			44,425,184

The Fund 15

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

	Number of
Rights—.0%	Rights		Value ($)
Banks
Banco Santander
(proceeds $0)	52,670	[a]	10,955
Total Securities Sold Short
(proceeds $44,097,108)			44,436,139

ADR—American Depository Receipts
ETF—Exchange-Traded Funds

a	Non-income producing security.
b	Investment in real estate investment trust.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	7.3	Consumer Durables & Apparel	2.0
Pharmaceuticals,		Media	1.8
Biotech & Life Sciences	5.2	Consumer Services	1.5
Diversified Financials	4.5	Technology Hardware & Equipment	1.4
Health Care Equipment & Services	4.5	Real Estate	1.2
Materials	3.7	Food & Staples Retailing	.7
Retailing	3.7	Food, Beverage & Tobacco	.7
Utilities	3.4	Capital Goods	.6
Software & Services	3.1	Exchange-Traded Funds	.6
Energy	2.3	Semiconductors &
Insurance	2.3	Semiconductor Equipment	.4
Telecommunication Services	2.1		53.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	56,852,785	58,670,904
Affiliated issuers	22,716,000	22,716,000
Cash		464,588
Receivable from brokers for proceeds on securities sold short		44,097,108
Receivable for investment securities sold		5,369,507
Receivable for shares of Beneficial Interest subscribed		369,040
Dividends receivable		37,945
Prepaid expenses		53,227
		131,778,319
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		60,088
Securities sold short, at value (proceeds $44,097,108)—
See Statement of Securities Sold Short—Note 4		44,436,139
Payable for for investment securities purchased		3,334,343
Payable for dividends on securities sold short		56,564
Accrued expenses		44,747
		47,931,881
Net Assets ($)		83,846,438
Composition of Net Assets ($):
Paid-in capital		84,746,760
Accumulated investment (loss)—net		(376,588)
Accumulated net realized gain (loss) on investments		(2,003,027)
Accumulated net unrealized appreciation (depreciation)
on investments, securities sold short and
foreign currency transactions		1,479,293
Net Assets ($)		83,846,438

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	14,740,032	114,660	25,487,002	43,504,744
Shares Outstanding	1,165,078	9,112	2,010,501	3,431,091
Net Asset Value Per Share ($)	12.65	12.58	12.68	12.68

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $214 foreign taxes withheld at source):
Unaffiliated issuers	131,324
Affiliated issuers	3,871
Total Income	135,195
Expenses:
Management fee—Note 3(a)	242,713
Dividends on securities sold short	176,495
Professional fees	92,056
Interest on securities sold short	61,492
Registration fees	50,162
Custodian fees—Note 3(c)	6,528
Prospectus and shareholders’ reports	3,803
Shareholder servicing costs—Note 3(c)	2,594
Trustees’ fees and expenses—Note 3(d)	635
Distribution fees—Note 3(b)	415
Loan commitment fees—Note 2	114
Miscellaneous	10,945
Total Expenses	647,952
Less—reduction in expenses due to undertaking—Note 3(a)	(136,168)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	511,783
Investment (Loss)—Net	(376,588)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	265,421
Short sale transactions	(1,698,519)
Net realized gain (loss) on forward foreign currency exchange contracts	(7,025)
Net Realized Gain (Loss)	(1,440,123)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	500,363
Net unrealized appreciation (depreciation) on securities sold short	(273,153)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(2,892)
Net Unrealized Appreciation (Depreciation)	224,318
Net Realized and Unrealized Gain (Loss) on Investments	(1,215,805)
Net (Decrease) in Net Assets Resulting from Operations	(1,592,393)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013[a]
Operations ($):
Investment (loss)—net	(376,588)	(118,361)
Net realized gain (loss) on investments	(1,440,123)	(547,423)
Net unrealized appreciation
(depreciation) on investments	224,318	1,254,975
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,592,393)	589,191
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	14,650,200	185,000
Class C	14,500	100,000
Class I	13,367,752	12,405,000
Class Y	31,727,188	12,400,000
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	59,759,640	25,090,000
Total Increase (Decrease) in Net Assets	58,167,247	25,679,191
Net Assets ($):
Beginning of Period	25,679,191	—
End of Period	83,846,438	25,679,191
Undistributed investment (loss)—net	(376,588)	—
Capital Share Transactions (Shares):
Class A
Shares sold	1,150,435	14,643
Class C
Shares sold	1,112	8,000
Class I
Shares sold	1,018,104	992,397
Class Y
Shares sold	2,439,091	992,000

a From July 31, 2013 (commencement of operations) to October 31, 2013
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2014	Period Ended
Class A Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.07)
Net realized and unrealized
gain (loss) on investments	(.03)	.36
Total from Investment Operations	(.14)	.29
Net asset value, end of period	12.65	12.79
Total Return (%)[c,d]	(1.10)	2.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.90	4.57
Ratio of net expenses to average net assets[e]	3.14	2.82
Ratio of net investment (loss)
to average net assets[e]	(2.52)	(2.07)
Portfolio Turnover Rate[c]	91.99	45.11
Net Assets, end of period ($ x 1,000)	14,740	187

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2014	Period Ended
Class C Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment (loss)—net[b]	(.20)	(.09)
Net realized and unrealized
gain (loss) on investments	.02	.35
Total from Investment Operations	(.18)	.26
Net asset value, end of period	12.58	12.76
Total Return (%)[c,d]	(1.41)	2.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.64	5.36
Ratio of net expenses to average net assets[e]	3.85	3.62
Ratio of net investment (loss)
to average net assets[e]	(3.06)	(2.83)
Portfolio Turnover Rate[c]	91.99	45.11
Net Assets, end of period ($ x 1,000)	115	102

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2014	Period Ended
Class I Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.13)	(.06)
Net realized and unrealized
gain (loss) on investments	.02	.35
Total from Investment Operations	(.11)	.29
Net asset value, end of period	12.68	12.79
Total Return (%)[c]	(.94)	2.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.63	4.05
Ratio of net expenses to average net assets[d]	2.84	2.62
Ratio of net investment (loss)
to average net assets[d]	(2.07)	(1.83)
Portfolio Turnover Rate[c]	91.99	45.11
Net Assets, end of period ($ x 1,000)	25,487	12,697

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2014	Period Ended
Class Y Shares	(Unaudited)	October 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.13)	(.06)
Net realized and unrealized
gain (loss) on investments	.02	.35
Total from Investment Operations	(.11)	.29
Net asset value, end of period	12.68	12.79
Total Return (%)[c]	(.94)	2.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.55	4.05
Ratio of net expenses to average net assets[d]	2.81	2.62
Ratio of net investment (loss)
to average net assets[d]	(2.07)	(1.83)
Portfolio Turnover Rate[c]	91.99	45.11
Net Assets, end of period ($ x 1,000)	43,505	12,692

a	From July 31, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Long/Short Equity Fund (the “fund”) is the sole series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class C, 992,000 Class I and 992,000 Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	47,200,497	—	—	47,200,497
Equity Securities—
Foreign
Common Stocks†	11,470,407	—	—	11,470,407
Mutual Funds	22,716,000	—	—	22,716,000
Liabilities ($)
Securities Sold Short:
Equity Securities—
Domestic
Common Stocks††	(31,848,747)	—	—	(31,848,747)
Equity Securities—
Foreign
Common Stocks††	(12,096,274)	—	—	(12,096,274)
Exchange-Traded
Funds	(480,163)	—	—	(480,163)
Rights†	(10,955)	—	—	(10,955)

†	See Statement of Investments for additional detailed categorizations.
††	See Statement of Securities Sold Short for additional detailed classifications.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	6,002,000		59,708,000	42,994,000	22,716,000		27.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The tax period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $430,908 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2013. These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the expenses of the fund, from November 1, 2013 through March 1, 2015, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $136,168 during the period ended April 30, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, Dreyfus pays TBCAM a fee at the annual rate of .65% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $415 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $2,207 and $138, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $96 for transfer agency services and $9 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $6,528 pursuant to the custody agreement.

During the period ended April 30, 2014, the fund was charged $4,598 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $79,284, Distribution Plan fees $72, Shareholder Services Plan fees $1,572, custodian fees $4,458, Chief Compliance Officer fees $736 and transfer agency fees $72, which are offset against an expense reimbursement currently in effect in the amount of $26,106.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amounts of purchases and sales of investment securities and securities sold short, excluding short-term securities and forward contracts, during the period ended April 30, 2014 were as follows:

	Purchases ($)	Sales ($)
Long transactions	64,353,701	26,071,213
Short sale transactions	31,496,769	60,457,518
Total	95,850,470	86,528,731

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2014 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.At April 30, 2014, there were no forward contracts outstanding.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Forward contracts	183,130

At April 30, 2014, accumulated net unrealized appreciation on investments was $1,818,119, consisting of $2,475,511 gross unrealized appreciation and $657,392 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)